TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018		Jan. 02, 2018
Up to 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate	5.00%	[1]	21.00%
Gross book value	$ 91,387	[2]	$ 36,241
Impairment loss provision	$ (5,014)		$ (7,774)
91 To 180 Days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate	45.00%	[1]	46.00%
Gross book value	$ 11,085	[2]	$ 12,001
Impairment loss provision	$ (4,983)		$ (5,499)
Between 6 and 12 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate	65.00%	[1]	67.00%
Gross book value	$ 15,078	[2]	$ 14,623
Impairment loss provision	$ (9,864)		$ (9,803)
More Of 360 Days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate	76.00%	[1]	94.00%
Gross book value	$ 71,081	[2]	$ 66,022
Impairment loss provision	$ (54,197)		$ (61,787)
Total [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate	9.00%	[1]	8.00%
Gross book value	$ 1,077,561	[2]	$ 1,175,796
Impairment loss provision	$ (97,991)		$ (98,433)
Up to date [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected loss rate	3.00%	[1]	1.00%
Gross book value	$ 888,930	[2]	$ 1,046,909
Impairment loss provision	$ (23,933)		$ (13,570)

[1]	Corresponds to the expected average rate.
[2]	the gross book value represents the maximum growth risk value of trade accounts receivable.